Eaton Vance
Tax-Managed Growth Fund 1.0
March 31, 2023 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2023, the value of the Fund’s investment in the Portfolio was $1,174,968,436 and the Fund owned 26.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co. (The)(1)	142,446	$ 30,259,804
General Dynamics Corp.	37,550	8,569,286
Lockheed Martin Corp.	18,733	8,855,651
Northrop Grumman Corp.	16,117	7,441,541
Raytheon Technologies Corp.	209,338	20,500,470
		$ 75,626,752
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	80,986	$ 8,047,579
FedEx Corp.	77,112	17,619,321
United Parcel Service, Inc., Class B	127,908	24,812,873
		$ 50,479,773
Automobile Components — 0.2%
Aptiv PLC(1)	89,316	$ 10,020,362
		$ 10,020,362
Automobiles — 0.6%
Mercedes-Benz Group AG	10,545	$ 810,700
Tesla, Inc.(1)	117,257	24,326,137
		$ 25,136,837
Banks — 3.3%
Bank of America Corp.	478,599	$ 13,687,931
Citigroup, Inc.	77,389	3,628,770
Commerce Bancshares, Inc.	32,036	1,869,301
Fifth Third Bancorp	491,355	13,089,697
JPMorgan Chase & Co.	514,622	67,060,393
M&T Bank Corp.	8,684	1,038,346
PNC Financial Services Group, Inc. (The)	15,834	2,012,501
Regions Financial Corp.	456,199	8,467,053
Societe Generale S.A.	213,749	4,816,052
Truist Financial Corp.	332,676	11,344,252
U.S. Bancorp	81,258	2,929,351
Wells Fargo & Co.	446,596	16,693,759
		$ 146,637,406
Beverages — 2.1%
Boston Beer Co., Inc. (The), Class A(1)	2,200	$ 723,140
Coca-Cola Co. (The)	455,199	28,235,994
Constellation Brands, Inc., Class A	56,905	12,854,270
Security	Shares	Value
Beverages (continued)
Monster Beverage Corp.(1)	142,992	$ 7,722,998
PepsiCo, Inc.	228,875	41,723,913
		$ 91,260,315
Biotechnology — 2.6%
AbbVie, Inc.	193,103	$ 30,774,825
Alnylam Pharmaceuticals, Inc.(1)	3,409	682,891
Amgen, Inc.	97,100	23,473,925
Argenx SE ADR(1)	60,329	22,477,379
Biogen, Inc.(1)	9,680	2,691,330
Gilead Sciences, Inc.	193,738	16,074,442
Vertex Pharmaceuticals, Inc.(1)	64,684	20,379,988
		$ 116,554,780
Broadline Retail — 3.0%
Amazon.com, Inc.(1)	1,279,000	$ 132,107,910
		$ 132,107,910
Building Products — 0.4%
Carrier Global Corp.	189,214	$ 8,656,540
Johnson Controls International PLC	160,853	9,686,568
		$ 18,343,108
Capital Markets — 3.8%
Ameriprise Financial, Inc.	30,879	$ 9,464,413
Bank of New York Mellon Corp. (The)	149,031	6,771,969
BlackRock, Inc.	7,289	4,877,216
Cboe Global Markets, Inc.	75,857	10,183,044
Charles Schwab Corp. (The)	371,381	19,452,937
CME Group, Inc.	36,417	6,974,584
Goldman Sachs Group, Inc. (The)	128,899	42,164,152
Intercontinental Exchange, Inc.	60,970	6,358,561
LPL Financial Holdings, Inc.	33,730	6,826,952
Moody's Corp.	66,944	20,486,203
Morgan Stanley(2)	126,425	11,100,115
S&P Global, Inc.	32,008	11,035,398
T. Rowe Price Group, Inc.	105,316	11,890,176
		$ 167,585,720
Chemicals — 1.6%
Air Products and Chemicals, Inc.	2,258	$ 648,520
Corteva, Inc.	18,814	1,134,672
Dow, Inc.	18,955	1,039,113
DuPont de Nemours, Inc.	142,744	10,244,737
Ecolab, Inc.	110,020	18,211,611
Linde PLC	58,347	20,738,858

Tax-Managed Growth Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	89,144	$ 11,907,855
Sherwin-Williams Co. (The)	32,982	7,413,364
		$ 71,338,730
Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	57,850	$ 8,045,199
Waste Management, Inc.	83,592	13,639,707
		$ 21,684,906
Communications Equipment — 1.6%
Arista Networks, Inc.(1)	237,156	$ 39,809,006
Cisco Systems, Inc.	517,461	27,050,274
Juniper Networks, Inc.	58,258	2,005,240
Motorola Solutions, Inc.	2,673	764,826
		$ 69,629,346
Consumer Finance — 0.8%
American Express Co.	121,531	$ 20,046,539
Capital One Financial Corp.	15,163	1,458,074
Discover Financial Services	146,305	14,460,786
		$ 35,965,399
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	113,479	$ 56,384,311
Dollar Tree, Inc.(1)	44,191	6,343,618
Kroger Co. (The)	35,353	1,745,378
Sprouts Farmers Market, Inc.(1)	199,035	6,972,196
Sysco Corp.	155,777	12,030,658
Walgreens Boots Alliance, Inc.	74,956	2,591,978
		$ 86,068,139
Electric Utilities — 1.0%
Duke Energy Corp.	9,641	$ 930,067
Edison International	197,713	13,956,561
Exelon Corp.	8,420	352,714
NextEra Energy, Inc.	292,851	22,572,955
Xcel Energy, Inc.	114,436	7,717,564
		$ 45,529,861
Electrical Equipment — 1.0%
AMETEK, Inc.	23,362	$ 3,395,200
Eaton Corp. PLC	8,651	1,482,262
Emerson Electric Co.	269,079	23,447,544
Rockwell Automation, Inc.	50,722	14,884,371
		$ 43,209,377
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	296,686	$ 10,467,082
Zebra Technologies Corp., Class A(1)	41,641	13,241,838
		$ 23,708,920
Energy Equipment & Services — 0.4%
Halliburton Co.	166,374	$ 5,264,073
Schlumberger NV	206,344	10,131,491
		$ 15,395,564
Entertainment — 1.8%
Activision Blizzard, Inc.	79,304	$ 6,787,629
Netflix, Inc.(1)	52,353	18,086,914
Walt Disney Co. (The)(1)	534,448	53,514,278
Warner Bros. Discovery, Inc.(1)	77,797	1,174,735
		$ 79,563,556
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class A(1)	84	$ 39,110,400
Berkshire Hathaway, Inc., Class B(1)	226,805	70,030,580
Fiserv, Inc.(1)	21,260	2,403,018
Mastercard, Inc., Class A	36,635	13,313,525
PayPal Holdings, Inc.(1)	146,905	11,155,966
Visa, Inc., Class A	212,810	47,980,142
		$ 183,993,631
Food Products — 1.5%
Campbell Soup Co.	12,486	$ 686,480
Conagra Brands, Inc.	212,710	7,989,388
Flowers Foods, Inc.	147,169	4,033,902
General Mills, Inc.	15,587	1,332,065
Hershey Co. (The)	47,710	12,137,901
JM Smucker Co. (The)	12,283	1,932,976
Kellogg Co.	58,497	3,916,959
Lamb Weston Holdings, Inc.	73,135	7,644,070
McCormick & Co., Inc., Non Voting Shares	96,258	8,009,628
Mondelez International, Inc., Class A	90,261	6,292,997
Nestle S.A.	94,686	11,545,112
		$ 65,521,478
Ground Transportation — 1.0%
CSX Corp.	52,770	$ 1,579,934
Norfolk Southern Corp.	65,062	13,793,144
Union Pacific Corp.	148,572	29,901,600
		$ 45,274,678

Tax-Managed Growth Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	260,303	$ 26,358,282
Alcon, Inc.	22,037	1,554,490
Becton Dickinson & Co.	8,470	2,096,664
Boston Scientific Corp.(1)	289,826	14,499,995
DexCom, Inc.(1)	153,683	17,854,891
GE HealthCare Technologies, Inc.(1)	135,517	11,116,460
Integra LifeSciences Holdings Corp.(1)	107,200	6,154,352
Intuitive Surgical, Inc.(1)	101,205	25,854,841
Medtronic PLC	110,455	8,904,882
Stryker Corp.	72,313	20,643,192
Zimmer Biomet Holdings, Inc.	77,057	9,955,764
		$ 144,993,813
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	14,717	$ 1,111,134
CVS Health Corp.	180,353	13,402,031
DaVita, Inc.(1)	136,458	11,068,108
Elevance Health, Inc.	29,512	13,569,913
HCA Healthcare, Inc.	64,083	16,897,406
Henry Schein, Inc.(1)	22,430	1,828,942
UnitedHealth Group, Inc.	123,171	58,209,383
		$ 116,086,917
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	535,000	$ 11,753,950
		$ 11,753,950
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.(1)	15,067	$ 39,963,862
Chipotle Mexican Grill, Inc.(1)	3,990	6,816,077
Marriott International, Inc., Class A	46,029	7,642,655
McDonald's Corp.	5,400	1,509,894
Starbucks Corp.	502,772	52,353,648
Yum! Brands, Inc.	79,662	10,521,757
		$ 118,807,893
Household Products — 1.5%
Colgate-Palmolive Co.	397,371	$ 29,862,431
Kimberly-Clark Corp.	20,354	2,731,914
Procter & Gamble Co. (The)	220,699	32,815,734
		$ 65,410,079
Industrial Conglomerates — 0.6%
3M Co.	62,724	$ 6,592,919
Security	Shares	Value
Industrial Conglomerates (continued)
General Electric Co.	164,362	$ 15,713,007
Honeywell International, Inc.	22,939	4,384,102
		$ 26,690,028
Industrial REITs — 0.1%
EastGroup Properties, Inc.	25,000	$ 4,133,000
		$ 4,133,000
Insurance — 1.5%
Aflac, Inc.	154,400	$ 9,961,888
Aon PLC, Class A	27,135	8,555,394
Arthur J. Gallagher & Co.	47,054	9,001,901
Markel Corp.(1)	6,362	8,126,882
Marsh & McLennan Cos., Inc.	46,353	7,720,092
Progressive Corp. (The)	151,029	21,606,209
Travelers Cos., Inc. (The)	20,353	3,488,708
		$ 68,461,074
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A(1)	897,188	$ 93,065,311
Alphabet, Inc., Class C(1)	1,068,117	111,084,168
Meta Platforms, Inc., Class A(1)	383,462	81,270,936
		$ 285,420,415
IT Services — 1.6%
Accenture PLC, Class A	166,823	$ 47,679,681
Akamai Technologies, Inc.(1)	147,626	11,559,116
International Business Machines Corp.	92,900	12,178,261
		$ 71,417,058
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	151,400	$ 20,944,676
Danaher Corp.	97,257	24,512,654
Illumina, Inc.(1)	10,000	2,325,500
Thermo Fisher Scientific, Inc.	36,807	21,214,451
		$ 68,997,281
Machinery — 2.4%
Caterpillar, Inc.	56,089	$ 12,835,407
Deere & Co.	32,269	13,323,225
Donaldson Co., Inc.	89,373	5,839,632
Dover Corp.	97,408	14,800,171
Fortive Corp.	25,736	1,754,423
Illinois Tool Works, Inc.	143,086	34,834,287
Otis Worldwide Corp.	68,364	5,769,921
PACCAR, Inc.	28,969	2,120,531

Tax-Managed Growth Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	16,957	$ 5,699,417
Snap-on, Inc.	14,911	3,681,377
Westinghouse Air Brake Technologies Corp.	77,029	7,784,551
		$ 108,442,942
Media — 0.2%
Comcast Corp., Class A	218,452	$ 8,281,515
Omnicom Group, Inc.	14,352	1,353,968
		$ 9,635,483
Metals & Mining — 0.2%
Glencore PLC	262,051	$ 1,507,898
Nucor Corp.	35,624	5,502,839
		$ 7,010,737
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	50,472	$ 4,828,656
		$ 4,828,656
Oil, Gas & Consumable Fuels — 3.3%
Antero Resources Corp.(1)	328,489	$ 7,584,811
Cheniere Energy, Inc.	149,498	23,560,885
ConocoPhillips	238,215	23,633,310
Devon Energy Corp.	33,163	1,678,379
EOG Resources, Inc.	16,793	1,924,982
Exxon Mobil Corp.	647,802	71,037,967
Hess Corp.	20,651	2,732,953
Marathon Petroleum Corp.	69,480	9,367,988
Murphy Oil Corp.	44,823	1,657,555
Phillips 66	51,867	5,258,277
		$ 148,437,107
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	63,799	$ 15,723,902
		$ 15,723,902
Pharmaceuticals — 5.0%
AstraZeneca PLC ADR	182,272	$ 12,651,499
Bristol-Myers Squibb Co.	349,518	24,225,093
Catalent, Inc.(1)	45,943	3,018,914
Eli Lilly & Co.	236,198	81,115,117
Johnson & Johnson	280,251	43,438,905
Merck & Co., Inc.	215,040	22,878,106
Organon & Co.	117,011	2,752,099
Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	311,715	$ 12,717,972
Zoetis, Inc.	120,003	19,973,299
		$ 222,771,004
Professional Services — 0.9%
ASGN, Inc.(1)	105,500	$ 8,721,685
Automatic Data Processing, Inc.	68,245	15,193,384
Equifax, Inc.	8,854	1,795,946
Jacobs Solutions, Inc.	56,851	6,680,561
Verisk Analytics, Inc.	46,792	8,977,513
		$ 41,369,089
Residential REITs — 0.2%
Invitation Homes, Inc.	156,000	$ 4,871,880
Mid-America Apartment Communities, Inc.	31,500	4,757,760
		$ 9,629,640
Semiconductors & Semiconductor Equipment — 6.0%
Analog Devices, Inc.	133,698	$ 26,367,920
Applied Materials, Inc.	187,182	22,991,565
Broadcom, Inc.	22,966	14,733,608
Intel Corp.	707,801	23,123,859
Lam Research Corp.	20,500	10,867,460
Marvell Technology, Inc.	95,391	4,130,430
NVIDIA Corp.	302,592	84,050,980
ON Semiconductor Corp.(1)	109,500	9,014,040
QUALCOMM, Inc.	323,702	41,297,901
Texas Instruments, Inc.	158,452	29,473,656
		$ 266,051,419
Software — 9.1%
Adobe, Inc.(1)	80,840	$ 31,153,311
Cadence Design Systems, Inc.(1)	83,984	17,644,199
Check Point Software Technologies, Ltd.(1)	56,536	7,349,680
Fortinet, Inc.(1)	100,000	6,646,000
Intuit, Inc.	41,644	18,566,145
Manhattan Associates, Inc.(1)	7,486	1,159,207
Microsoft Corp.	743,473	214,343,266
Oracle Corp.	80,569	7,486,471
Palo Alto Networks, Inc.(1)	156,684	31,296,062
Paycom Software, Inc.(1)	19,230	5,846,112
Salesforce, Inc.(1)	78,854	15,753,452
ServiceNow, Inc.(1)	67,266	31,259,855

Tax-Managed Growth Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Splunk, Inc.(1)	60,140	$ 5,766,223
Workday, Inc., Class A(1)	54,405	11,236,809
		$ 405,506,792
Specialized REITs — 0.4%
American Tower Corp.	10,718	$ 2,190,116
Public Storage	51,744	15,633,932
		$ 17,824,048
Specialty Retail — 3.1%
Best Buy Co., Inc.	132,048	$ 10,335,397
Dick's Sporting Goods, Inc.	23,739	3,368,327
Five Below, Inc.(1)	55,175	11,364,395
Lowe's Cos., Inc.	212,443	42,482,227
O'Reilly Automotive, Inc.(1)	14,850	12,607,353
Ross Stores, Inc.	141,093	14,974,200
Signet Jewelers, Ltd.	64,128	4,987,876
TJX Cos., Inc. (The)	219,657	17,212,322
Tractor Supply Co.	50,157	11,788,901
Ulta Beauty, Inc.(1)	17,591	9,598,881
		$ 138,719,879
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	1,986,542	$ 327,580,776
		$ 327,580,776
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	424,913	$ 52,111,330
VF Corp.	32,985	755,687
		$ 52,867,017
Tobacco — 0.5%
Altria Group, Inc.	157,274	$ 7,017,566
Philip Morris International, Inc.	162,661	15,818,782
		$ 22,836,348
Security	Shares	Value
Trading Companies & Distributors — 0.0%(3)
United Rentals, Inc.	2,000	$ 791,520
		$ 791,520
Total Common Stocks (identified cost $1,700,479,300)		$4,402,834,415

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(4)	35,120,873	$ 35,120,873
Total Short-Term Investments (identified cost $35,120,873)		$ 35,120,873
Total Investments — 100.0% (identified cost $1,735,600,173)		$4,437,955,288
Other Assets, Less Liabilities — (0.0)%(3)		$ (1,253,692)
Net Assets — 100.0%		$4,436,701,596
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Tax-Managed Growth Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Investments in Affiliated Issuers and Funds
At March 31, 2023, the value of the Portfolio's investment in affiliated issuers and in funds that may be deemed to be affiliated was $46,220,988, which represents 1.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$90,143,050	$ —	$(85,549,552)	$47,194,711	$(40,688,094)	$11,100,115	$105,822	126,425
Short-Term Investments
Liquidity Fund, Institutional Class(1)	170,972,940	148,908,733	(284,760,800)	—	—	35,120,873	601,611	35,120,873
Total				$47,194,711	$(40,688,094)	$46,220,988	$707,433
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 374,619,454	$ —	$ —	$ 374,619,454
Consumer Discretionary	477,659,898	—	—	477,659,898
Consumer Staples	335,275,149	11,545,112	—	346,820,261
Energy	163,832,671	—	—	163,832,671
Financials	597,827,178	4,816,052	—	602,643,230
Health Care	669,403,795	—	—	669,403,795
Industrials	431,912,173	—	—	431,912,173
Information Technology	1,163,894,311	—	—	1,163,894,311
Materials	76,841,569	1,507,898	—	78,349,467
Real Estate	43,340,638	—	—	43,340,638
Utilities	50,358,517	—	—	50,358,517
Total Common Stocks	$4,384,965,353	$17,869,062*	$ —	$4,402,834,415

Tax-Managed Growth Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 35,120,873	$ —	$ —	$ 35,120,873
Total Investments	$4,420,086,226	$17,869,062	$ —	$4,437,955,288
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2023 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.